o        Nationwide Variable Account - 4
o        Nationwide VLI Separate Account - 6


                Prospectus supplement dated September 23, 2005 to
                          Prospectus dated May 1, 2005

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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Effective September 19, 2005, the sub-adviser information relating to the Gartmore - GVIT Small Cap Value Fund: Class III is amended as follows:


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS III
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SUB-ADVISER:                                     EPOCH INVESTMENT PARTNERS, INC.; J.P. MORGAN INVESTMENT MANAGEMENT INC.
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